Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Current Payables [Line Items]
Accounts payable	$ 2,206,249	$ 2,780,628
Accrued liabilities	1,701,554	1,866,823
Sale commissions payable	731,671	0
Accounts payable to a trust beneficially owned by the controlling shareholder and CEO		284,956
Accounts payable and accrued liabilities, carrying value	4,708,051	4,913,155
Controlling shareholder and CEO
Disclosure Of Trade And Other Current Payables [Line Items]
Accounts payable to a trust beneficially owned by the controlling shareholder and CEO	68,577	214,470
Trust beneficially owned by the controlling shareholder and CEO
Disclosure Of Trade And Other Current Payables [Line Items]
Accounts payable to a trust beneficially owned by the controlling shareholder and CEO	$ 0	$ 51,234